Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated useful life
Lab equipment	5 years
Fixture and fittings	5 years
Office equipment and computers	3 years
Leasehold improvements	Shorter of useful life or remaining lease term

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$7,505	$4,644
Leasehold improvements	7,021	6,960
Office equipment and computers	1,561	1,168
Fixtures and fittings	757	706
Assets under construction	5,351	1,275
	22,195	14,753
Less: Accumulated depreciation	(4,452)	(1,384)
	$17,743	$13,369